LEASING (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balances on December 31, 2021	R$ 226		R$ 212		R$ 277
Disposals (contracts terminated)	(10)		(5)		(9)
Amortization	(54)	[1]	(49)	[1]	(65)
Addition	141		11		6
Remeasurement	21	[2]	57	[2]	3
Right of use acquired in a business combination	5
Balances on December 31, 2022	329		226		212
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balances on December 31, 2021	192		185		206
Disposals (contracts terminated)	(9)		(5)		(9)
Amortization	(14)	[1]	(8)	[1]	(25)
Addition	24		11		6
Remeasurement	16	[2]	9	[2]	7
Right of use acquired in a business combination	5
Balances on December 31, 2022	214		192		185
Vehicle [Member]
IfrsStatementLineItems [Line Items]
Balances on December 31, 2021	34		27		71
Disposals (contracts terminated)	(1)
Amortization	(40)	[1]	(41)	[1]	(40)
Addition	117
Remeasurement	5	[2]	48	[2]	(4)
Right of use acquired in a business combination
Balances on December 31, 2022	R$ 115		R$ 34		R$ 27

[1]	Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.641 in 2022 (R$0.588 in 2021).
[2]	The Company have identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.